SUPPLEMENTAL FINANCIAL INFORMATION (Details 6) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfNonCashWorkingCapitalLineItems [Line Items]
Change in non-cash working capital items	$ (307)	$ 2,256
Trade and Other Receivables
DisclosureOfNonCashWorkingCapitalLineItems [Line Items]
Change in non-cash working capital items	649	(201)
Inventory
DisclosureOfNonCashWorkingCapitalLineItems [Line Items]
Change in non-cash working capital items	220	232
Prepaid Expenses and Other Assets
DisclosureOfNonCashWorkingCapitalLineItems [Line Items]
Change in non-cash working capital items	(422)	(160)
Accounts Payable and Accrued Liabilities
DisclosureOfNonCashWorkingCapitalLineItems [Line Items]
Change in non-cash working capital items	$ (754)	$ 2,385